TDAM Institutional Treasury Obligations Money Market Fund (Second Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund
TDAM Institutional Treasury Obligations Money Market Fund
Investment Objective
The TDAM Institutional Treasury Fund (the "Institutional Treasury Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Fees and Expenses of the Fund
Expenses This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Institutional Treasury Obligations Money Market Fund Commercial Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Institutional Treasury Obligations Money Market Fund Commercial Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.50%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.08%
Total Other Expenses	0.33%
Total Annual Operating Expenses	0.93%

Example
This Example is intended to help you compare the cost of investing in the Institutional
Treasury Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Institutional Treasury Obligations Money Market Fund Commercial Class	95	296	515	1,143

Investment Strategies
The Institutional Treasury Fund is a money market fund. The Institutional Treasury Fund invests 100% of its net assets (plus any borrowings for investment purposes) in U.S.
Treasury obligations, repurchase agreements backed by such obligations and cash. This investment policy can be changed by the Institutional Treasury Fund upon 60 days'
notice to shareholders. In selecting investments for the Institutional Treasury Fund, the Investment Manager tries to increase income, without adding undue risk, by analyzing yields. The Investment Manager manages the maturity of the Fund and its portfolio to maximize the Institutional Treasury Fund's yield based on current market interest rates and the Investment Manager's outlook on the market, subject to the legal requirements applicable to money market funds. The Institutional Treasury Fund's Statement of Additional Information ("SAI") contains more information about the investments and strategies described in this Prospectus.
Principal Risks
Income/Interest Rate Risk - The income from the Institutional Treasury Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall.
Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. Although the Institutional Treasury Fund's U.S.
Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Institutional Treasury Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional Treasury Fund. The SEC or
Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Treasury Fund.

An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.
Performance
The following bar chart and table illustrate the risks of investing in the Commercial
Class of the Institutional Treasury Fund. The bar chart shows changes in the Commercial
Class' performance from year to year. The table shows average annual total returns of the Institutional Treasury Fund. Of course, past performance is not necessarily an indication of how a Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.
The bar chart shows changes in the Commercial Class' performance from year to year.
ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 12/31/11) and 0.00% (for the quarter ended 3/31/09), respectively.
The table shows average annual total returns of the Institutional Treasury Fund.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/11	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Institutional Treasury Obligations Money Market Fund Commercial Class	0.01%	0.01%	Nov. 14, 2008

[1]	As of 12/31/11, the 7-day current yield for the Institutional Treasury Fund - Commercial Class was 0.01%.